LOAN COMMITMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Unused commitments, Revolving, open-end lines secured by real estate [Member] | Fixed [Member]
Unused Commitments to Extend Credit	$ 0	$ 0
Unused commitments, Revolving, open-end lines secured by real estate [Member] | Variable [Member]
Unused Commitments to Extend Credit	8,847	8,153
Unused commitments, Commitments to fund real estate construction loans [Member] | Fixed [Member]
Unused Commitments to Extend Credit	1,609	715
Unused commitments, Commitments to fund real estate construction loans [Member] | Variable [Member]
Unused Commitments to Extend Credit	3,311	2,974
Other unused commitments, Commercial and industrial loans [Member] | Fixed [Member]
Unused Commitments to Extend Credit	1,082	1,299
Other unused commitments, Commercial and industrial loans [Member] | Variable [Member]
Unused Commitments to Extend Credit	0	0
Other unused commitments, Other [Member] | Fixed [Member]
Unused Commitments to Extend Credit	1,102	631
Other unused commitments, Other [Member] | Variable [Member]
Unused Commitments to Extend Credit	1,908	415
Other unused commitments, Letters of credit [Member] | Fixed [Member]
Unused Commitments to Extend Credit	0	0
Other unused commitments, Letters of credit [Member] | Variable [Member]
Unused Commitments to Extend Credit	$ 0	$ 0